SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RECENT ACCOUNTING PRONOUNCEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods Sold	$ (4,060,050)	$ (4,270,642)	$ (4,000,071)
Net Cash Provided by (Used in) Operating Activities	1,249,515	1,013,428	1,256,311
Net Cash Provided by (Used in) Financing Activities	843,768	464,396	797,017
Selling, General and Administrative Expense	(1,885,492)	(1,891,305)	(1,945,361)
Business realignment costs	47,763	18,857	84,628
Other Nonoperating Income (Expense)	(104,459)	(65,549)	(68,144)
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods Sold	10,857	11,648	3,880
Selling, General and Administrative Expense	27,911	24,073	23,947
Business realignment costs	0	(13,669)	(10,178)
Other Nonoperating Income (Expense)	38,768	(49,390)	(38,005)
Accounting Standards Update 2016-09, Excess Tax Benefit Component [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective Income Tax Rate Reconciliation, Share-based Compensation, Excess Tax Benefit, Amount	11,745
Net Cash Provided by (Used in) Operating Activities	24,901	29,953	41,855
Net Cash Provided by (Used in) Financing Activities	$ 24,901	$ 29,953	$ 41,855